Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 25, 2022	Jan. 31, 2023	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation actually paid to our named executive officers and certain measures of company performance. The material that follows is provided in compliance with these rules however additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made with respect to fiscal 2026 are described above under “Compensation Discussion and Analysis.”
The following table provides information regarding compensation actually paid to Michael Walrath, our principal executive officer, and Howard Lerman, our former principal executive officer (each, a “PEO”) and other named executive officers for each fiscal year ended from January 31, 2022 to January 31, 2026, compared to our total shareholder return (“TSR”) from January 31, 2021 through the end of each such year, and our net income (loss) and revenue for each such year.

Fiscal Year (a)	Summary Compensation Table Total for First PEO (b)(1)(3)	Compensation Actually Paid to First PEO (c)(1)(4)	Summary Compensation Table Total for Second PEO (b)(2)(3)	Compensation Actually Paid to Second PEO (c)(2)(4)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(5)	Average Compensation Actually Paid to Non-PEO NEOs (e)(6)	Total Shareholder Return (f)(7)	Peer Group Total Shareholder Return (g)(8)	Net Income (Loss) (Millions) (h)(9)	Revenue (Millions) (h)(10)
2026	$—	$—	$8,693,973	$15,624,144	$3,318,012	$3,486,954	$42	$257	$38	$447
2025	$—	$—	$539,845	$(1,812,218)	$2,860,334	$2,978,511	$39	$198	$(28)	$421
2024	$—	$—	$7,596,569	$6,519,882	$1,310,794	$799,041	$35	$151	$(3)	$404
2023	$116,767	$(4,320,252)	$11,442,362	$11,093,689	$2,485,357	$1,618,305	$41	$97	$(66)	$401
2022	$6,947,016	$1,802,610	$—	$—	$3,102,688	$314,916	$48	$125	$(93)	$391

(1)	Our first PEO, Howard Lerman, was our PEO for part of fiscal year 2023 until March 25, 2022.
(2)	Our second PEO, Michael Walrath, has been our PEO since March 25, 2022.
(3)	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.
(4)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal 2026, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total(a)	$8,693,973	$3,318,012
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(7,675,000)	$(2,574,000)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$7,163,683	$2,085,645
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$3,893,975	$9,927
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$1,964,844	$—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$1,582,669	$647,370
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
Compensation Actually Paid	$15,624,144	$3,486,954

(a)
We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for fiscal 2026.
(c)
In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way we have historically determined fair value. The fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for fiscal 2026.

2026
Restricted Stock Units
Stock Price ($)	6.33 — 8.81
Performance Share Units
TSR Realized Performance (Percentile)	>60th Percentile
Volatility	23.12% — 54.43%
Risk Free Interest Rate	3.54% — 3.87%

(5)
This figure is the average of the total compensation paid to our named executive officers, other than our PEO as shown in our Summary Compensation Table. The names of the non-PEO named executive officers for fiscal year 2026 are listed in the table below.

2026
Darryl Bond
Ho Shin

(6)
This figure is the average of compensation actually paid for our named executive officers other than our PEO. Compensation actually paid does not mean that these named executive officers were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table in note (4) above, with the indicated figures showing an average of such figure for all named executive officers other than our PEO.

(7)
Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported above and reinvesting all dividends until the last day of each reported fiscal year.

(8)
The peer group used is the NASDAQ Computer Index, as used in the Company’s performance graph in our Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported above until the last day of each reported fiscal year.

(9)	The dollar amounts reported are the Company’s net income (loss) reflected in the Company’s audited financial statements.
(10)
In the Company’s assessment, revenue in accordance with U.S. GAAP is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income (loss)) used by the Company in fiscal year 2026 to link compensation actually paid to performance.

Company Selected Measure Name			revenue
Named Executive Officers, Footnote
(1)	Our first PEO, Howard Lerman, was our PEO for part of fiscal year 2023 until March 25, 2022.
(2)	Our second PEO, Michael Walrath, has been our PEO since March 25, 2022.
(5)
This figure is the average of the total compensation paid to our named executive officers, other than our PEO as shown in our Summary Compensation Table. The names of the non-PEO named executive officers for fiscal year 2026 are listed in the table below.

2026
Darryl Bond
Ho Shin

Peer Group Issuers, Footnote
(8)
The peer group used is the NASDAQ Computer Index, as used in the Company’s performance graph in our Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported above until the last day of each reported fiscal year.

PEO Total Compensation Amount			$ 8,693,973
PEO Actually Paid Compensation Amount			$ 15,624,144
Adjustment To PEO Compensation, Footnote
(4)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal 2026, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total(a)	$8,693,973	$3,318,012
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(7,675,000)	$(2,574,000)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$7,163,683	$2,085,645
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$3,893,975	$9,927
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$1,964,844	$—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$1,582,669	$647,370
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
Compensation Actually Paid	$15,624,144	$3,486,954

(a)
We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for fiscal 2026.
(c)
In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way we have historically determined fair value. The fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

Non-PEO NEO Average Total Compensation Amount			$ 3,318,012	$ 2,860,334	$ 1,310,794	$ 2,485,357	$ 3,102,688
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,486,954	2,978,511	799,041	1,618,305	314,916
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal 2026, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total(a)	$8,693,973	$3,318,012
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(7,675,000)	$(2,574,000)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$7,163,683	$2,085,645
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$3,893,975	$9,927
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$1,964,844	$—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$1,582,669	$647,370
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
Compensation Actually Paid	$15,624,144	$3,486,954

(a)
We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for fiscal 2026.
(c)
In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way we have historically determined fair value. The fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

Equity Valuation Assumption Difference, Footnote
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for fiscal 2026.

2026
Restricted Stock Units
Stock Price ($)	6.33 — 8.81
Performance Share Units
TSR Realized Performance (Percentile)	>60th Percentile
Volatility	23.12% — 54.43%
Risk Free Interest Rate	3.54% — 3.87%

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid Versus TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid Versus Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid Versus Revenue
Total Shareholder Return Vs Peer Group			Compensation Actually Paid Versus TSR
Tabular List, Table
Tabular List of Performance Measures
The list below includes the financial performance measures that in our assessment represent the most important financial performance measures used to link compensation actually paid to our named executive officers, for fiscal year 2026, to company performance. These performance measures are included in the below list because our named executive officers’ compensation is linked to these financial performance measures.

Tabular List
Revenue
Adjusted EBITDA(a)
Annual Recurring Revenue(a)

(a)	See Appendix A for a discussion of Adjusted EBITDA and Annual Recurring Revenue (ARR).

Total Shareholder Return Amount			$ 42	39	35	41	48
Peer Group Total Shareholder Return Amount			257	198	151	97	125
Net Income (Loss)			$ 38,000,000	$ (28,000,000)	$ (3,000,000)	$ (66,000,000)	$ (93,000,000)
Company Selected Measure Amount			447,000,000	421,000,000	404,000,000	401,000,000	391,000,000
PEO Name	Howard Lerman	Michael Walrath	Michael Walrath	Michael Walrath	Michael Walrath		Howard Lerman
Equity Valuation Assumption, Stock Price, RSU, Minimum			$ 6.33
Equity Valuation Assumption, Stock Price, RSU, Maximum			$ 8.81
Total Shareholders Return Realized Performance Percentile Minimum			60.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			23.12%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum			54.43%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum			3.54%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum			3.87%
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Annual Recurring Revenue
Howard Lerman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 0	$ 116,767	$ 6,947,016
PEO Actually Paid Compensation Amount			0	0	0	(4,320,252)	1,802,610
Michael Walrath [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,693,973	539,845	7,596,569	11,442,362	0
PEO Actually Paid Compensation Amount			15,624,144	$ (1,812,218)	$ 6,519,882	$ 11,093,689	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,675,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,163,683
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,893,975
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,964,844
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,582,669
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,574,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,085,645
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,927
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			647,370
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0